SHELTON TACTICAL CREDIT FUND

Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2020

Security Description/Long Positions

Common Stock (1.35%)	Shares	Value
Energy (0.00%)
Amplify Energy Corp	264	225
CHC Group LLC*,(a)	6,978	70
Total Energy		295

Consumer, Non-Cyclical (1.31%)
Pyxus International Inc	116,591	612,103

Utilities (0.04%)
Vistra Energy Corp - Right(a)	17,126	17,982

Total Common Stock (Cost $1,992,376)		630,380

Corporate Debt (71.31%)	Par Value	Value

Basic Materials (7.70%)
Cleveland-Cliffs Inc, 9.875%, 10/17/2025 (144A)(b)	2,330,000	2,600,862
Ferroglobe PLC / Globe Specialty Metals Inc, 9.375%, 03/01/2022 (144A)	1,500,000	989,999
Total Basic Materials		3,590,861

Consumer, Cyclical (29.16%)
PetSmart Inc, 7.125%, 03/15/2023 (144A)(b)	2,800,000	2,824,500
The Bon-Ton Department Stores Inc 8.000%, 06/15/2021(b)(e)	5,000,000	75,000
Carnival Corp, 10.500%, 02/01/2026 (144A)(b)	925,000	1,024,438
Guitar Center Inc, 9.500%, 10/15/2021 (144A)(b)(e)	1,875,000	1,532,813
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd, 6.500%, 06/20/2027 (144A)(b)	1,125,000	1,171,406
NCL Corp Ltd, 12.250%, 05/15/2024 (144A)(b)	2,025,000	2,268,000
Nordstrom Inc, 8.750%, 05/15/2025 (144A)(b)	2,400,000	2,630,049
JC Penney Corp Inc, 5.875%, 07/01/2023 (144A)(b)(e)	1,400,000	434,000
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.000%, 09/20/2025 (144A)(b)	900,000	953,568
Station Casinos LLC, 4.500%, 02/15/2028 (144A)(b)	750,000	690,000
Total Consumer, Cyclical		13,603,774

Consumer, Non-Cyclical (3.33%)
Herc Holdings Inc, 5.500%, 07/15/2027 (144A)(b)	1,500,000	1,551,975

Energy (9.38%)
CHC Group LLC / CHC Finance Ltd, 0.000%, 10/01/2020	1,000,000	150,000
EP Energy LLC / Everest Acquisition Finance Inc, 9.375%, 05/01/2024 (144A)(b)(e)	2,350,000	235
Energy Ventures Gom LLC / EnVen Finance Corp, 11.000%, 02/15/2023 (144A)(b)	2,250,000	1,687,500
Energy Transfer Operating LP, 7.125%, 05/15/2168(b)(c)(d)	1,600,000	1,264,000
Talos Production LLC / Talos Production Finance Inc, 11.000%, 04/03/2022(b)	825,000	783,750
Transocean Inc, 7.500%, 01/15/2026 (144A)(b)	2,200,000	484,000
Total Energy		4,369,485

Financial (13.63%)
CBL & Associates LP, 5.250%, 12/01/2023(e)	520,000	198,900
CBL & Associates LP, 4.600%, 10/15/2024(e)	1,704,000	639,000
CBL & Associates LP, 5.950%, 12/15/2026(e)	1,526,000	572,250
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 8.250%, 10/15/2023(b)	2,650,000	2,610,250
Iron Mountain Inc, 4.875%, 09/15/2029 (144A)(b)	2,300,000	2,340,250
Total Financial		6,360,650

Industrial (4.11%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 0.000%, 01/15/2022(b)	548,153	191,854
Scorpio Tankers Inc, 3.000%, 05/15/2022(b)	1,875,000	1,725,371
Total Industrial		1,917,225

Utilities (4.00%)
Pacific Gas and Electric Co, 4.950%, 07/01/2050(b)	1,750,000	1,867,379

Total Corporate Debt (Cost $38,575,287)		33,261,349

Municipal Bonds (71.07%)	Par Value	Value

Development (16.76%)
California Pollution Control Financing Authority, 0.000%, 07/01/2039 (144A)	5,050,000	3,295,125
California Pollution Control Financing Authority, 7.500%, 12/01/2040 (144A)(b)	2,250,000	2,181,600
California Pollution Control Financing Authority, 7.500%, 12/01/2039 (144A)	1,000,000	290,000
Ohio Air Quality Development Authority, 5.000%, 07/01/2049 (144A)(b)	1,275,000	1,301,163
Port Beaumont Navigation District, 4.000%, 01/01/2050 (144A)(b)	375,000	375,416
Port Beaumont Navigation District, 6.000%, 01/01/2025 (144A)(b)	375,000	372,270
Total Development		7,815,574

General Obligation (15.24%)
State of California, 0.100%, 05/01/2033	2,500,000	2,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.120%, 08/01/2039	1,600,000	1,600,000
Puerto Rico Public Finance Corp, 5.500%, 08/01/2031(b)	400,000	6,360
San Diego County Regional Transportation Commission, 0.090%, 04/01/2038	3,000,000	3,000,000
Total General Obligation		7,106,360

Housing (2.46%)
California Municipal Finance Authority, 5.000%, 05/15/2051(b)	1,000,000	1,148,580

Medical (19.03%)
California Health Facilities Financing Authority, 4.000%, 08/15/2050(b)	900,000	1,044,828
County of Cuyahoga OH, 5.500%, 02/15/2052(b)	1,300,000	1,506,375
County of Cuyahoga OH, 5.500%, 02/15/2057(b)	760,000	877,952
Massachusetts Development Finance Agency, 5.000%, 07/01/2044(b)	1,765,000	1,943,300
New York State Dormitory Authority, 5.000%, 08/01/2035(b)	1,000,000	1,180,830
Oklahoma Development Finance Authority, 5.250%, 08/15/2048(b)	2,000,000	2,322,979
Total Medical		8,876,264

Multifamily Housing (3.22%)
California Community Housing Agency, 5.000%, 08/01/2049 (144A)(b)	1,000,000	1,111,130
California Community Housing Agency, 5.000%, 02/01/2050 (144A)(b)	350,000	390,769
Total Multifamily Housing		1,501,899

Power (5.35%)
Los Angeles Department of Water & Power Power System Revenue, 0.090%, 07/01/2034	2,500,000	2,500,000

Tobacco Settlement (2.42%)
Tobacco Settlement Financing Corp, 5.000%, 06/01/2046(b)	1,000,000	1,130,140

Transportation (1.23%)
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038(b)	500,000	571,635

Water (5.36%)
New York City Water & Sewer System, 0.110%, 06/15/2033	2,500,000	2,500,000

Total Municipal Debt (Cost $35,505,349)		33,150,452

Term Loans (1.47%)	Par Value	Value
Pyxus International Loan, LIBOR + 10.25%, 12/17/20	722,750	682,999
Texas Competitive Electric Holdings Co, LLC Escrow, 11.500%, 5/24/20 (144A)	1,000,000	1,500

Total Term Loans (Cost $424,884)		684,499

Purchased Options - Puts (0.48%)	Contracts
Counterparty/Reference Asset
Cantor Fitzgerald:

Equity Options (0.31%)
iShares iBoxx High Yield Corporate Bond ETF
Notional amount $31,200,000, premiums paid $571,995, unrealized depreciation $(143,995), exercise price $78.00, expires 8/21/20	1,100	144,100

Futures Options (0.17%)
US 10 Year Treasury Bond Future,
Notional amount $8,690,000, premiums paid $188,234, unrealized depreciation $(41,934), exercise price $79.00, expires 8/21/20	150	79,688

Total Purchased Options - Puts (Premiums paid $760,229, unrealized depreciation $(185,929))		223,788

Total Long Positions (Cost $76,239,231) (145.68%)		67,950,468
Liabilities in Excess of Other Assets (-45.68%)		(21,306,850)
Net Assets (100.00%)		46,643,617

Security Description/Short Positions

Short Corporate Debt (-18.49%)	Par Value	Value

Basic Materials (-2.92%)
INEOS Group Holdings SA, 5.625%, 08/01/2024 (144A)	(1,350,000)	(1,363,784)

Consumer, Cyclical (-3.24%)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 03/01/2025 (144A)	(1,600,000)	(1,510,000)

Financial (-4.90%)
Navient Corp, 5.875%, 10/25/2024	(2,300,000)	(2,287,074)

Technology (-3.37%)
Presidio Holdings Inc, 8.250%, 02/01/2028 (144A)	(1,500,000)	(1,571,250)

Utilities (-4.06%)
Pacific Gas and Electric Co, 3.500%, 08/01/2050	(2,100,000)	(1,893,404)

Total Short Corporate Debt (Proceeds $8,782,331)		(8,625,512)

Written Options - Puts (-0.22%)	Contracts	Value
Counterparty/Reference Asset
Cantor Fitzgerald:

Equity Options (-0.16%)
iShares iBoxx High Yield Corporate Bond ETF
Notional amount $31,200,000, premiums paid $571,995, unrealized depreciation $(143,995), exercise price $78.00, expires 8/21/20	(1,100)	(74,800)

Futures Options (-0.06%)
US 10 Year Treasury Bond Future,
Notional amount $8,690,000, premiums paid $188,234, unrealized depreciation $(41,934), exercise price $79.00, expires 8/21/20	(150)	(25,781)

Total Written Options - Puts (Premiums received $338,700, unrealized depreciation $139,750)		(100,581)

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2020, these securities had a total aggregate market value of $28,056,035, which represented approximately 60.15% of net assets.

(a)	Aggregate cost for federal income tax purpose is $67,456,900
(b)	All or a portion of this security has been segregated as collateral.
(c)	Perpetual security, maturity date not applicable.
(d)	Variable rate security.

At September 30, 2020, LIBOR was 0.061%

At September 30, 2020, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,419,177
Unrealized depreciation	$(10,639,602)
Net unrealized depreciation	$(8,220,425)